Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Statement of Cash Flows [Abstract]
Net loss for the period	$ (2,551,089)	$ (2,514,709)	$ (354,787)
Adjustments to reconcile to cash used in operating activities:
Depreciation of property, and equipment	2,014,958		1,619,905
Fair value changes on digital assets	419,009
Non-operating income from insurance claims and disposal of vehicles	(141,893)
Changes in operating assets and liabilities:
Other receivables and prepayments	2,437		15,916
Other payable and accruals	(204,162)		(145,140)
Account prepaid and other deposits	(1,000)
Digital assets	(381,390)		(1,706,337)
Net cash (used in) operating activities	(843,130)		(570,443)
Cash flows from investing activities
Purchase of property and equipment	(307,675)		(3,028,603)
Proceeds from insurance claims and disposal of vehicles	141,893
Net cash (used in) investing activities	(165,782)		(3,028,603)
Cash flows from financing activities
Cash from financing activities:	1,645,786		3,000,000
Repayment of loans from unrelated third parties	(625,000)		(375,000)
Net cash generated from financing activities	1,020,786		2,625,000
Net cash inflow/(outflow) for the period	11,874		(974,046)
Effect of exchange rates on cash and cash equivalents	(16,704)		260
Net decrease in cash and cash equivalents	(4,830)		(973,786)
Cash and cash equivalents, beginning of year	83,837	145,143	1,118,929
Cash and cash equivalents, end of the period	$ 79,007	$ 83,837	$ 145,143